----------------------------
                                                            OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:
                                                    Expires:
                                                    Estimated average burden
                                                    hours per response.....
                                                    ----------------------------
                                                           SEC USE ONLY
                                                    ----------------------------

                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2001

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Ironwood Capital Management, LLC

Name of Institutional Investment Manager


21 Custom House Street        Suite 240      Boston         MA             02110

Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Gary S. Saks      Vice President, Treasurer and Secretary        617/757-7601

Name                               (Title)                            (Phone)


                                        /s/ Gary S. Saks
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)


                                        Boston, MA     February 13,2002
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       89

Form 13F Information Table Value Total: $300,309
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:

1. 28-None                              6.
2.                                      7.
3.                                      8.
4.                                      9.
5.                                      10.

                                    FORM 13F

                                INFORMATION TABLE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS    SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ----------- -------- -------- --------
4 Kids Entertainment           COM              350865101     5880 293550.00   SH       SOLE                197250.00     96300.00
AES Corp.                      COM              00130h105      370 22610.00    SH       SOLE                 22610.00
AK Steel Holding Corp.         COM              001547108     9982 877151.00   SH       SOLE                598714.00    278437.00
American International Group   COM              026874107      802 10095.00    SH       SOLE                 10095.00
American Vanguard Corp         COM              030371108      426 23400.00    SH       SOLE                 23400.00
Ariad Pharmaceuticals, Inc.    COM              04033a100    11704 2195800.00  SH       SOLE               1484300.00    711500.00
Artisoft, Inc.                 COM              04314L106       31 18300.00    SH       SOLE                 18300.00
Auspex Systems, Inc.           COM              052116100     1300 722450.00   SH       SOLE                299350.00    423100.00
BNS Co CL A                    COM              055961304      947 417038.00   SH       SOLE                264038.00    153000.00
Bank of New York Inc.          COM              064057102      210  5156.00    SH       SOLE                  5156.00
Bristol Myers                  COM              110122108      629 12332.00    SH       SOLE                 12332.00
Brooks Automations, Inc        COM              11434a100      322  7926.00    SH       SOLE                  7926.00
Butler International, Inc      COM              123649105      496 170900.00   SH       SOLE                170900.00
Capstone Turbine Corp          COM              14067d102       91 16800.00    SH       SOLE                 16800.00
Castle AM & Co.                COM              148411101     3809 464550.00   SH       SOLE                308250.00    156300.00
Cendant Corp.                  COM              151313103      508 25925.00    SH       SOLE                 25925.00
Ceridian Corp.                 COM              15677t106      373 19870.00    SH       SOLE                 19870.00
Citigroup, Inc.                COM              172967101      355  7025.00    SH       SOLE                  7025.00
Commonwealth Industries, Inc.  COM              203004106     6184 1315788.00  SH       SOLE                909788.00    406000.00
Compaq Computer Corp           COM              204493100      219 22459.00    SH       SOLE                 22459.00
Consolidated Freightways Corp. COM              209232107    11519 2263150.00  SH       SOLE               1558750.00    704400.00
Craftmade International, Inc.  COM              22413e104      793 50500.00    SH       SOLE                 50500.00
Crompton Corp.                 COM              227116100    13396 1488474.00  SH       SOLE               1020905.00    467569.00
DT Industries, Inc.            COM              23333j108     8168 1485140.00  SH       SOLE               1003440.00    481700.00
DuraSwitch Industries          COM              266905207      979 115147.00   SH       SOLE                 84547.00     30600.00
E.Piphany Inc                  COM              26081v100      101 11650.00    SH       SOLE                 11650.00
EMS Technologies, Inc.         COM              26873n108     1570 97625.00    SH       SOLE                 79725.00     17900.00
EPIX Medical Inc.              COM              26881q101     5655 395730.00   SH       SOLE                261930.00    133800.00
Elite Information Group Inc.   COM              28659m106     9361 754925.00   SH       SOLE                475325.00    279600.00
ExxonMobil                     COM              30231g102      970 24680.00    SH       SOLE                 24680.00
GSI Lumonics Inc               COM              36229u102     5373 634353.00   SH       SOLE                431153.00    203200.00
Gehl Company                   COM              368483103     1271 85275.00    SH       SOLE                 77775.00      7500.00
General Electric Co.           COM              369604103     1310 32697.00    SH       SOLE                 32697.00
Graphic Packaging Internationa COM              388690109     8809 1816300.00  SH       SOLE               1215900.00    600400.00
Herley Industries Inc.         COM              427398102      177 10426.50    SH       SOLE                 10426.50
IBM                            COM              459200101     1459 12064.00    SH       SOLE                 12064.00
iDine Rewards Network, Inc     COM              45168a100     6392 1469500.00  SH       SOLE               1015400.00    454100.00
Intergraph Corp.               COM              458683109     3222 234525.00   SH       SOLE                149525.00     85000.00
Intertan Inc.                  COM              461120107    11183 890400.00   SH       SOLE                596000.00    294400.00
JLG Industries, Inc.           COM              466210101     6824 640775.00   SH       SOLE                439575.00    201200.00
Lamson & Sessions Co.          COM              513696104      258 49200.00    SH       SOLE                 49200.00
Liberty All Star Equity Fund   Sh bene Int.     530158104      122 10970.0000  SH       SOLE               10970.0000
Limited Inc.                   COM              532716107      184 12500.00    SH       SOLE                 12500.00
Magnetek, Inc.                 COM              559424106     7520 834600.00   SH       SOLE                567600.00    267000.00
Material Sciences Corp         COM              576674105     8577 847575.00   SH       SOLE                590675.00    256900.00
McKesson Corporation           COM              58155q103      656 17540.00    SH       SOLE                 17540.00
Measurement Specialties        COM              583421102      283 30050.00    SH       SOLE                 30050.00
Merck & Co.                    COM              589331107      773 13140.00    SH       SOLE                 13140.00
Mission Resources Corporation  COM              605109107     4382 1252120.00  SH       SOLE                875020.00    377100.00
Motorola, Inc                  COM              620076109      451 30005.00    SH       SOLE                 30005.00
Nacco Industries, Inc.         COM              629579103     4883 85985.00    SH       SOLE                 55185.00     30800.00
National RV Holdings, Inc      COM              637277104      547 55800.00    SH       SOLE                 55800.00
Nortel Networks Corp.          COM              656568102      206 27470.00    SH       SOLE                 27470.00
Oneida Limited                 COM              682505102     4047 312475.00   SH       SOLE                213775.00     98700.00
Oracle Systems Corp.           COM              68389x105      230 16640.00    SH       SOLE                 16640.00
Packeteer, Inc                 COM              695210104       80 10850.00    SH       SOLE                 10850.00
Pepsico Inc.                   COM              713448108      513 10539.00    SH       SOLE                 10539.00
Pfizer Inc.                    COM              717081103      775 19439.00    SH       SOLE                 19439.00
Pioneer Standard Electron      COM              723877106     7821 615850.00   SH       SOLE                391850.00    224000.00
PolyOne Corp.                  COM              73179p106    12212 1246160.00  SH       SOLE                834860.00    411300.00
Praecis Pharmaceuticals        COM              739421105       86 14800.00    SH       SOLE                 14800.00
Presidential Life Corporation  COM              740884101     4878 237275.00   SH       SOLE                147575.00     89700.00
Progress Software Corp.        COM              743312100     2868 165993.00   SH       SOLE                124193.00     41800.00
RTI International Metals, Inc. COM              74973w107     3366 338275.00   SH       SOLE                239275.00     99000.00
Russell Corp                   COM              782352108     5048 336300.00   SH       SOLE                221800.00    114500.00
Safeway, Inc.                  COM              786514208      255  6110.00    SH       SOLE                  6110.00
Scios Inc                      COM              808905103     5200 218770.00   SH       SOLE                153270.00     65500.00
Segue Software, Inc.           COM              815807102      153 73300.00    SH       SOLE                 73300.00
Signal Technology Corp.        COM              826675100     8448 1474425.00  SH       SOLE               1002325.00    472100.00
Silverstream Software , Inc    COM              827907106     7163 1051825.00  SH       SOLE                706325.00    345500.00
Stancorp Financial             COM              852891100     9031 191134.00   SH       SOLE                126634.00     64500.00
State Street Corp.             COM              857477103      274  5252.00    SH       SOLE                  5252.00
Sypris Solutions, Inc.         COM              871655106     5383 413475.00   SH       SOLE                250325.00    163150.00
Technitrol Inc                 COM              878555101     8562 310000.00   SH       SOLE                213600.00     96400.00
Terra Nitrogen Company LP      COM              881005201     1583 301600.00   SH       SOLE                301600.00
Transpro Inc.                  COM              893885103     1924 620500.00   SH       SOLE                416300.00    204200.00
Tupperware Corp.               COM              899896104     3662 190250.00   SH       SOLE                121750.00     68500.00
Tyco International, Inc.       COM              902124106      361  6127.00    SH       SOLE                  6127.00
United Stationers Inc          COM              913004107     2771 82340.00    SH       SOLE                 63840.00     18500.00
Varian Semiconductor Equipment COM              922207105     1619 46815.00    SH       SOLE                 46815.00
Viacom Inc. Cl B               COM              925524308      382  8648.00    SH       SOLE                  8648.00
Viewpoint Corporation          COM              92672p108     6224 913975.00   SH       SOLE                633875.00    280100.00
Wal-Mart Stores                COM              931114210      213  3700.00    SH       SOLE                  3700.00
Wausau-Mosinee Paper Corp      COM              943315101     6432 531575.00   SH       SOLE                333975.00    197600.00
Westaff, Inc.                  COM              957070105     2674 1069600.00  SH       SOLE                705800.00    363800.00
Wickes Co.                     COM              967446105     2971 974008.00   SH       SOLE                627471.00    346537.00
Woodhead Industries, Inc.      COM              979438108     5241 330060.00   SH       SOLE                227260.00    102800.00
Xerox                          COM              984121103      168 16115.00    SH       SOLE                 16115.00
York International Corp.       COM              986670107     5679 148950.00   SH       SOLE                104550.00     44400.00